DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 6 – DEFERRED REVENUE

The Company receives payments from customers on orders prior to shipment and orders that were unfulfilled at April 30, 2022 because of both normal order processing and fulfillment requirements, and back orders are recorded as deferred revenue. At April 30, 2022 the Company had received $332,823 (January 31, 2022- $665,143) in customer payments for orders that were unfulfilled at April 30, 2022 and delivered subsequent to April 30, 2022.

NOTE 6 – DEFERRED REVENUE

The Company receives payments from customers on orders prior to shipment. At January 31, 2022 the Company had received $665,143 (January 31, 2021- $687,766) in customer payments for orders that were unfulfilled at January 31, 2022 and delivered subsequent to year end. The orders were unfulfilled at January 31, 2022 because of both normal order processing and fulfillment requirements, and back orders.